18 RELATED-PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED-PARTY BALANCES AND TRANSACTIONS

18     RELATED-PARTY BALANCES AND TRANSACTIONS

18.a) Transactions with holding companies

Vicunha Siderurgia S.A. is the Company’s main shareholder, with 49,24% of the voting shares.

The Company’s also control Rio Iaco Participações S.A, holding a 4,22% interest in the voting capital of the Company.

The corporate structure of Vicunha Aços S.A is as follows:

Vicunha Steel S.A. – holds 67.93% of Vicunha Aços S.A.

CFL Participações S.A. – holds 12.82% of Vicunha Aços S.A. and 40% of Vicunha Steel S.A.

Rio Purus Participações S.A. – holds 19.25% of Vicunha Aços S.A. and 60% of Vicunha Steel S.A.

·         Liabilities

At the Annual General Meeting (AGM), held on April 26, 2019, the distribution of the mandatory minimum dividend for the year of 2018 was approved. Vicunha Aços S.A and Rio Iaco Participações S.A received, respectively, R$442,308 and R$37,879.

On December 31, 2019, it was proposed to distribute, as mandatory minimum dividends, the amount of R$204,574 to the shareholder Vicunha Aços S.A and R$17,519 to Rio Iaco Participações S.A. Since the meeting of the board of directors was held on 09/18/2019, the distribution of interim dividends to the profit account recorded in the balance sheet as of June 30, 2019 was approved and Vicunha Aços S.A and Rio Iaco Participações S.A received R$203,179 and R$17,400, respectively. The remaining balance of the proposed dividends of R$1,394 for Vicunha Aços S.A and R$ 119 for Rio Iaco Participações S.A will be deliberated at the 2020 Annual General Meeting (AGM)

18.b) Transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties

·       By transaction

	Current		Non-current		Total
	12/31/2019	12/31/2018	12/31/2019	12/31/2018	12/31/2019	12/31/2018

Assets
Trade receivables (note 5)	170,588	93,317			170,588	93,317
Dividends receivable (note 7)	44,554	46,171			44,554	46,171
Actuarial asset (note 7)			13,714	99,894	13,714	99,894
Financial investments	2,116,560	92,332	95,719		2,212,279	92,332
Loans (note 7)		2,675	846,300	706,605	846,300	709,280
Other receivables (note 7)	1,830	3,649	428,672	218,840	430,502	222,489
	2,333,532	238,144	1,384,405	1,025,339	3,717,937	1,263,483
Liabilities
Borrowings and Financing
Borrowings and Financing (Note 11)	25,038				25,038
Other payables (Note 13)
Accounts payable	23,566	29,286	88,021	96,629	111,587	125,915
Provision for consumption and services	22,497	6,213			22,497	6,213
Trade payables	240,984	135,801			240,984	135,801
Actuarial liabilities			19,788	7,982	19,788	7,982
	312,085	171,300	107,809	104,611	419,894	275,911

	12/31/2019	12/31/2018	12/31/2017
P&L
Revenues
Sales	1,122,303	1,278,751	880,145
Interest (note 24)	79,228	64,888	61,549
Expenses
Purchases	(1,958,958)	(1,418,282)	(1,176,930)
Interest (Note 24)		(16,092)
Foreing exchange and monetary variations, net	3,586	13,611
Other expenses	(150,943)
	(904,253)	(77,124)	(235,236)

 ·      By company - Assets and Liabilities

	Assets			Liabilities
	Current	Non-current	Total	Current	Non-current	Total
Joint-venture and Joint-operation
Itá Energética S.A.				2,231		2,231
MRS Logística S.A.	44,554		44,554	142,310	88,021	230,331
CBSI - Companhia Brasileira de Serviços e Infraestrutura
Transnordestina Logística S.A (1)	797	1,273,098	1,273,895	19		19
	45,351	1,273,098	1,318,449	144,560	88,021	232,581
Other related parties
CBS Previdência		13,714	13,714		19,788	19,788
Banco Fibra (2)	1,940	95,719	97,659	25,038		25,038
Usiminas	2,116,063		2,116,063	129,824		129,824
Panatlântica (3)	128,573		128,573	11,621		11,621
Ibis Participações e Serviços	230		230
Other related parties	1,940		1,940	1,042		1,042
	2,248,746	109,433	2,358,179	167,525	19,788	187,313
Associates
Arvedi Metalfer do Brasil S.A.	39,435	1,874	41,309
Total at 12/31/2019	2,333,532	1,384,405	3,717,937	312,085	107,809	419,894
Total at 12/31/2018	238,144	1,025,339	1,263,483	171,300	104,611	275,911

·       By company - Statement of income

					12/31/2019

	Sales	Purchases	Financial income (expenses), net	Exchange rate variations, net	Total

Joint-venture and Joint-operation
Itá Energética S.A.		(57,285)			(57,285)
MRS Logística S.A.		(1,068,563)		(14,939)	(1,083,502)
CBSI - Companhia Brasileira de Serviços e Infraestrutura		(231,141)			(231,141)
Transnordestina Logística S.A (1)		(7,294)	58,250		50,956
		(1,364,283)	58,250	(14,939)	(1,320,972)
Other related parties

Banco Fibra (2)			20,499	3,586	24,085
Usiminas		(479,868)		(136,004)	(630,538)
Panatlântica (3)	1,043,382	(100,482)			942,900
Vicunha Aços S.A	202	(321)			(119)
Outras related parties	3,620	(14,004)			(10,384)
	1,047,204	(594,675)	20,499	(132,418)	340,610
Associates
Arvedi Metalfer do Brasil S.A.	75,630		479		76,109
Total	1,122,834	(1,958,958)	79,228	(147,357)	(904,253)

					12/31/2018
	P&L
	Sales	Purchases	Financial income (expenses), net	Exchange rate variations, net	Total

Joint-venture and Joint-operation
MRS Logística S.A.		(1,111,695)	(16,092)		(1,127,787)
CBSI - Companhia Brasileira de Serviços e Infraestrutura	47	(180,332)			(180,285)
Transnordestina Logística S.A (1)	367	(15,667)	50,003		34,703
	414	(1,307,694)	33,911		(1,273,369)
Other related parties
Banco Fibra (2)			14,651	13,611	28,262
Usiminas		(382)			(382)
Panatlântica (3)	1,174,984	(94,515)			1,080,469
Ibis Participações e Serviços		(4,501)			(4,501)
Other related parties	2,745	(11,190)			(8,445)
	1,177,729	(110,588)	14,651	13,611	1,095,403
Associates
Arvedi Metalfer do Brasil S.A.	100,608		234		100,842
TOTAL	1,278,751	(1,418,282)	48,796	13,611	(77,124)

				12/31/2017
	Sales	Purchases	Financial income(expenses), net	Total
Joint ventures and Joint Operation
Itá Energética S.A		(32,275)		(32,275)
MRS Logística S.A.		(934,279)		(934,279)
CBSI - Companhia Brasileira de Serviços e Infraestrutura	55	(150,758)		(150,703)
Transnordestina Logística S.A (1)	2,549	(7,916)	53,261	47,894
	2,604	(1,125,228)	53,261	(1,069,363)
Other related parties
Fundação CSN	13	(1,118)		(1,105)
Banco Fibra (2)			6,290	6,290
Usiminas		(427)		(427)
Panatlântica (3)	872,047	(43,949)		828,098
Ibis Participações e Serviços		(5,915)		(5,915)
Partfib Projetos Imobiliários	2,821			2,821
Vicunha Imóveis Ltda.		(232)		(232)
Vicunha Serviços Ltda.		(61)		(61)
	874,881	(51,702)	6,290	829,469
Associates
Arvedi Metalfer do Brasil S,A,	2,660		1,998	4,658
Total	880,145	(1,176,930)	61,549	(235,236)

(1)     Transnordestina Logística S.A: Assets: Refers mainly to loan agreements in R$: average rate interest from 125% to 130% of the CDI. As of December 31, 2019, the loans amounted to R$844,426 (R$706,605 as of December 31, 2018).

(2)     Banco Fibra S.A: Assets: Refers mainly to Eurobond from Fibra Bank with maturity in February 2028.

(3)     Panatlântica: Receivables from the sale of steel products.

18.c) Other unconsolidated related parties

·       CBS Previdência

The Company is its main sponsor, being a non-profit civil society established in July 1960, primarily engaged in the payment of benefits that supplement the official government Social Security benefits to participants. In its capacity as sponsor, CSN carries out transactions involving the payment of contributions and recognition of actuarial liabilities calculated in defined benefit plans.

·       Banco Fibra

Banco Fibra is under the control structure of Vicunha Aços S.A., direct controller of the Company and the financial transactions carried out with this bank are limited to movements in checking accounts and financial investments in fixed-income securities.

·       Fundação CSN

Nowadays, the Company develops socially responsible policies concentrated in Fundação CSN, of which it is the founder. The transactions between the parties are related to the operational and financial support for Fundação CSN to conduct the social projects, developed mainly in the localities where the Company operates.

·       Partfib Projetos Imobiliários Ltda, Vicunha Imóveis Ltda, Vicunha Serviços Ltda, Jockey Club de São Paulo, Ibis Participações e Serviços Ltda e Ibis Agrária Ltda.

They are companies and non-profit entities under the control of a member of the management who have maintained transactions with the Company.

18.d) Key management personnel

The key management personnel with authority and responsibility for planning, directing and controlling the Company’s activities, include the members of the Board of Directors and statutory directors. The following is information on the compensation of such personnel and the related balances as of December 31, 2019.

	12/31/2019	12/31/2018	12/31/2017
	P&L
Short-term benefits for employees and officers	37,452	32,848	39,721
Post-employment benefits	109	105	110
	37,561	32,953	39,831

18.e) GUARANTEES

The Company is liable for guarantees of its subsidiaries and joint ventures as follows:

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2019	12/31/2018	12/31/2019	12/31/2018	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Transnordestina Logísitca	R$	Up to 09/19/2056 and indefinite	2,428,194	2,108,917	37,406	35,336	8,702	8,231	2,474,302	2,152,484

FTL - Ferrovia Transnordestina	R$	Up to 04/01/2021	43,118	62,407					43,118	62,407

Cia Metalurgica Prada	R$	Indefinite			457	333	235	11,942	692	12,275

CSN Energia	R$	Up to 11/26/2023 and indefinite			3,141	2,829	1,920	1,920	5,061	4,749

CSN Mineração	R$	Up to 12/21/2024	1,184,048	1,407,363					1,184,048	1,407,363

Estanho de Rondônia	R$	7/15/2022	1,902	3,153					1,902	3,153

Minérios Nacional S.A.	R$	Up to 09/10/2021	4,544	7,305					4,544	7,305

Total in R$			3,661,806	3,589,145	41,004	38,498	10,857	22,093	3,713,667	3,649,736

CSN Islands XI	US$	9/21/2019		547,094						547,094

CSN Islands XII	US$	Perpetual	1,000,000	1,000,000					1,000,000	1,000,000

CSN Resources	US$	Up to 04/17/2026	1,958,603	1,402,906					1,958,603	1,402,906

Total in US$			2,958,603	2,950,000					2,958,603	2,950,000

CSN Steel S.L.	EUR	1/31/2020	24,000	48,000					24,000	48,000

Lusosider Aços Planos	EUR	Indefinite		75,000						75,000

Total in EUR			24,000	123,000					24,000	123,000
Total in R$			12,033,973	11,976,657					12,429,826	11,976,657
			15,695,779	15,565,802	41,004	38,498	10,857	22,093	16,143,493	15,626,393